COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

20. COMMITMENTS AND CONTINGENCIES

(a)   Operating lease commitments

The Group leases stores and offices for operation under operating leases. For the years ended December 31, 2018 and 2019, total rental expenses for all operating leases amounted to RMB253,823 and RMB641,945 (US$92,210) respectively. The Group rents an office and a store area from UCAR Inc., the amount of which was immaterial to the Group's total rental expenses for the reported periods. Future minimum lease payments under non-cancellable operating leases with initial terms in excess of one year consisted of the following as of December 31, 2019:

	RMB	US$
2020	677,397	97,302
2021	508,827	73,088
2022	265,671	38,161
2023	104,882	15,065
2024 and thereafter	35,147	5,049
Total	1,591,924	228,665

Payments under operating leases are expensed on a straight-line basis over the periods of their respective leases.

(b)   Capital commitments

As of December 31, 2019, the Group had the following capital commitment related to expenditures for construction in progress:

	RMB	US$
2020	69,996	10,054
Total	69,996	10,054

(c)   Legal proceedings

From time to time, the Group is involved in claims and legal proceedings that arise in the ordinary course of business. The Group records a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated.

Based on currently available information, management does not believe that the ultimate outcome of any unresolved matters that already exited at the date of the balance sheet, individually and in the aggregate, is reasonably possible to have a material adverse effect on the Group’s financial position, results of operations or cash flows. The Group has not recorded any material liabilities in this regard as of December 31, 2018 and 2019. Subsequent legal proceedings see “Note 21 Subsequent event – Legal Proceedings”